Series E Preferred Stock (Details Narrative) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Series E Preferred Stock Created	Sep. 19, 2017	Sep. 19, 2017
Votes per share entiled to cast	$ 2,000	$ 2,000
Convertible to Common Stock on basis per share	$ 1	$ 1
Series E Stock Granted to Chairman	789,474	789,474
Welch Converted Series E			789,474
Welch Common stock upon conversion			789,474
Shares Outstanding	0	0.		0